Accounts Receivable, Net	12 Months Ended
Dec. 31, 2020
Accounts Receivable, Net
Accounts Receivable, Net
5.	Accounts Receivable, Net

	As of December 31,
	2019	2020
	RMB	RMB	US$
Accounts receivable	40,464	27,309	4,185
Allowance for doubtful accounts	(20,040)	(21,346)	(3,271)
Total accounts receivable, net	20,424	5,963	914

An analysis of the allowance for doubtful accounts is as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Balance at beginning of the year	15,763	20,040	3,071
Provision	8,487	1,306	200
Reversal	(4,210)	—	—
Write-off	—	—	—
Balance at end of the year	20,040	21,346	3,271